Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Jan. 01, 2017
Financial assets
Derivative instruments	$ 2	$ 15
Other investments and non-current accounts receivable	234	253
Other investments and non-current accounts receivable	236	268	[1]	$ 293
Financial liabilities
Long-term debt	9,303	9,266	[1]	9,009
Other financial obligations	1,044	1,592	[1]	$ 1,577	$ 2,068
Derivative instruments	46	21
Total financial liabilities	10,393	10,879
At Fair Value [Member]
Financial assets
Derivative instruments	2	15
Other investments and non-current accounts receivable	234	253
Other investments and non-current accounts receivable	236	268
Financial liabilities
Long-term debt	9,711	9,147
Other financial obligations	1,071	1,552
Derivative instruments	46	21
Total financial liabilities	$ 10,828	$ 10,720

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.